Tower Transaction (Narrative) (Details) (Crown Castle International [Member], USD $) In Millions, unless otherwise specified	0 Months Ended
	Dec. 16, 2013	Dec. 31, 2013
Crown Castle International [Member]
Other Liabilities [Line Items]
Closing date of failed sale-leaseback transaction	Dec. 16, 2013
Number Of Towers Subject To Failed Sale-Leaseback	9,048
Number of towers subject to disposition (as shown)	627
Cash from failed sale-leaseback (in millions U.S. dollars)	$ 4,827
Term of lease	28 years 0 months 0 days
Approximate fixed future purchase option price on failed sale-leaseback (in millions U.S. dollars)	4,200
Minimum Leaseback Term	10 years 0 months 0 days
Balance of tower assets (in millions U.S. dollars)	1,039
Approximate annual interest rate - financing obligation (as shown)	3.90%
Minimum lease payments - 2014		221
Minimum lease payments - 2015		225
Minimum lease payments - 2016		229
Minimum lease payments - 2017		234
Minimum lease payments - 2018		239
Minimum lease payments - thereafter		$ 2,797